SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Subsequent to June 30, 2018, we received $1,833,026 under the terms of the equity line of credit agreement with Tangiers Global, LLC from the sale of 3,401,719 shares of our common stock to Tangiers.

On July 25, 2018, we repriced the exercise price per share from $1.08 to $0.58 per share for stock options to purchase 6,000,000 shares of our common stock that were granted on March 28, 2018 and repriced the exercise price per share from $0.705 to $0.58 per share for stock options to purchase 14,195,000 of our common stock that were granted on June 29, 2018. No adjustment to shared-based compensation in the consolidated financial statements for the three and six months ended June 30, 2018 was necessary as a result of the repricing of the stock options.

On August 3, 2018, our 95% owned subsidiary, Prana Therapeutics, Inc. (“PTI”) received approval of an Investigational New Drug (“IND”) application from the Department of Health and Human Services’ Food and Drug Administration for a clinical investigation for breast cancer of PTI’s licensed flagship product, Epidiferphane™ (EDP™). We have committed to spend approximately $300,000 to fund phase I and phase II clinical trials in connection with the IND approval.

In accordance with ASC 855-10 we have analyzed our operations subsequent to June 30, 2018 to the date these consolidated financial statements were issued, and have determined that, other than as disclosed above, we do not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 20 – SUBSEQUENT EVENTS

JSJ Convertible Note

In accordance with ASC 855-10 we have analyzed the Company’s operations subsequent to December 31, 2017 to the date these consolidated financial statements were issued, and has determined that, other that as disclosed above, we do not have any material subsequent events to disclose in these consolidated financial statements.